Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	36
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$-	-	$-	-	$-
Class A-3 Notes		$-	-	$-	-	$-
Class A-4 Notes		$103,099,707.61	0.8842170	$90,750,815.62	0.7783089	$12,348,891.99
Class B Notes		$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes		$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities		$169,279,707.61	0.1838438	$156,930,815.62	0.1704325	$12,348,891.99

Weighted Avg. Coupon (WAC)		4.63%		4.64%
Weighted Avg. Remaining Maturity (WARM)		27.29		26.36
Pool Receivables Balance		$208,992,358.80		$196,174,241.90
Remaining Number of Receivables		27,064		26,409

Adjusted Pool Balance		$202,839,917.48		$190,491,025.48

III. COLLECTIONS

Principal:
Principal Collections	$12,576,396.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$215,268.23
Total Principal Collections	$12,791,665.15

Interest:
Interest Collections	$833,523.48
Late Fees & Other Charges	$31,188.95
Interest on Repurchase Principal	$-
Total Interest Collections	$864,712.43

Collection Account Interest	$226.66
Reserve Account Interest	$92.04
Servicer Advances	$-

Total Collections	$13,656,696.28

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	36
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections					$13,656,696.28
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$18,383,486.40
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$174,160.30		$174,160.30	$174,160.30
Collection Account Interest					$226.66
Late Fees & Other Charges					$31,188.95
Total due to Servicer					$205,575.91

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$152,931.23		$152,931.23

Total Class A interest:		$152,931.23		$152,931.23	$152,931.23

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$13,148,336.22

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$12,348,891.99
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,348,891.99
Class A Notes Total:		$12,348,891.99		$12,348,891.99
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$12,348,891.99

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					799,444.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,152,441.32
Beginning Period Amount	$6,152,441.32
Current Period Amortization	$469,224.91
Ending Period Required Amount	$5,683,216.42
Ending Period Amount	$5,683,216.42
Next Distribution Date Amount	$5,233,206.90

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	36
30/360 Days	30
Actual/360 Days	34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		16.55%	17.62%	17.62%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.49%	26,010	97.91%	$192,075,357.62
30 - 60 Days	1.18%	311	1.61%	$3,156,043.28
61 - 90 Days	0.28%	74	0.40%	$790,381.51
91 + Days	0.05%	14	0.08%	$152,459.49
		26,409		$196,174,241.90
Total
Delinquent Receivables 61 + days past due	0.33%	88	0.48%	$942,841.00
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	96	0.48%	$1,010,157.31
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	89	0.43%	$946,400.99
Three-Month Average Delinquency Ratio	0.34%		0.46%

Repossession in Current Period		19		$211,360.34
Repossession Inventory		21		$109,481.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$241,719.98
Recoveries				$(215,268.23)
Net Charge-offs for Current Period				$26,451.75

Beginning Pool Balance for Current Period				$208,992,358.80

Net Loss Ratio				0.15%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.25%
Three-Month Average Net Loss Ratio for Current Period				0.24%

Cumulative Net Losses for All Periods				$5,991,887.06
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$876,649.81
Number of Extensions				80

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